Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Net Asset Value Investments are Included to Permit Reconciliation to the Statement of Net Assets Available for Benefits	Net asset value investments are included to permit reconciliation to the statement of net assets available for benefits.

	2025 Total	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Berkshire B ESOP Fund - Stock	$615,234,016	$615,234,016	$—	$—
Berkshire B Unitized Stock Fund - Stock	91,803,493	91,803,493	—	—
Berkshire B Unitized Stock Fund - Money Market	1,196,695	1,196,695	—	—
Mutual Funds	724,189,799	724,189,799	—	—
Total assets in the fair value hierarchy	1,432,424,003	$1,432,424,003	$—	$—
Collective Trust Fund Investments measured at net asset value per share	263,744,775

Total Investments	$1,696,168,778

	2024 Total	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Berkshire B ESOP Fund - Stock	$615,066,467	$615,066,467	$—	$—
Berkshire B Unitized Stock Fund - Stock	93,892,872	93,892,872	—	—
Berkshire B Unitized Stock Fund - Money Market	1,209,013	—	1,209,013	—
Mutual Funds	672,713,976	672,713,976	—	—
Total assets in the fair value hierarchy	1,382,882,328	$1,381,673,315	$1,209,013	$—
Collective Trust Fund Investments measured at net asset value per share	238,709,678

Total Investments	$1,621,592,006